Subsequent Events (Details Narrative) - USD ($)		6 Months Ended
	Jul. 15, 2015	Jun. 30, 2015	Aug. 03, 2015	Dec. 31, 2014	Jun. 30, 2014
Credit facility		$ 10,000,000		$ 10,000,000
Series A Preferred Stock [Member]
Number of common stock shares issued upon conversion				4
Series F Preferred Stock [Member]
Number of common stock shares issued upon conversion		3,636
Series F Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock shares issued upon conversion		3,333		0.34
Series G Preferred Stock [Member]
Number of common stock shares issued upon conversion					2,105
Series G Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock shares issued upon conversion		2,000
Subsequent Event [Member]
Credit facility converted to loan	$ 1,000,000
Percentage of consumer loan proceeds	100.00%
Credit facility		$ 2,230,000
Line of credit expected to paid		Jun. 30, 2016
Subsequent Event [Member] | Series A Preferred Stock [Member]
Number of common stock shares issued upon conversion			8
Subsequent Event [Member] | Series F Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock shares issued upon conversion			0.6666
Subsequent Event [Member] | Series G Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock shares issued upon conversion			0.4000
Subsequent Event [Member] | Series H Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock shares issued upon conversion			0.2666
Subsequent Event [Member] | Series H Preferred Stock [Member] | June 30, 2016 [Member]
Number of common stock shares issued upon conversion			0.2500